Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due from related parties	$ 16,534	$ 14,210
Due to related parties	10,047	7,442
Tsakos Columbia Shipmanagement S.A.
Related Party Transaction [Line Items]
Due from related parties	16,534	14,210
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Due to related parties	594	728
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Due to related parties	357	313
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Due to related parties	8,655	5,947
AirMania Travel S.A.
Related Party Transaction [Line Items]
Due to related parties	$ 441	$ 454